SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 833,811			¥ 11,287,789	¥ 2,452,359	¥ 5,425,024
Restricted cash	53,596			635,366	266,403	348,710
Accounts receivable, net	44,239			197,803		287,835
Inventories	5,261			33,959		34,231
Advances to suppliers	40,511			646,666		263,574
Prepayments and other current assets	110,659			379,055		719,983
Amounts due from related parties	1,522			5,400		9,900
Total current assets	1,902,440			13,186,038		12,377,846
Investments in equity investees	93,780			537,175		610,160
Property and equipment, net	994,883			4,065,562		6,473,010
Land use rights, net	246,362			1,302,869		1,602,908
Goodwill	651,913			4,157,111	4,091,219	4,241,541
Deferred tax assets	23,479			109,030		152,763
Other non-current assets	47,490			45,953		308,986
TOTAL ASSETS	3,969,634			23,403,738		25,827,638
Current liabilities:
Short-term bank borrowing	38,424			450,000		250,000
Accounts payable	136,658			636,422		889,139
Advances from customers	39,802			229,724		258,965
Income tax payable	34,109			418,310		221,926
Amounts due to related parties	17,662			131,425		114,913
Other current liabilities	350,593			1,656,590		2,281,067
Total current liabilities	637,229			3,522,471		4,146,014
Deferred tax liabilities	24,180			130,520		157,320
TOTAL LIABILITIES	674,164			3,652,991		4,386,321
Total revenue	2,007,296	¥ 13,060,073		9,788,768	6,086,455
Net Income	485,515	3,158,900		2,051,603	1,331,618
Net cash generated from operating activities	558,026	3,630,684		2,572,243	2,133,941
Net cash used in investing activities	(1,274,849)	(8,294,547)		(3,085,040)	(1,449,746)
Net cash provided by (used in) financing activities	(163,158)	(1,061,558)		9,415,093	1,869,331
Cash, cash equivalents and restricted cash at beginning of year	1,832,555	11,923,155		2,718,762	163,359
Cash, cash equivalents and restricted cash at end of year	$ 887,407	5,773,734	$ 1,832,555	11,923,155	2,718,762
ZTO Express and its subsidiaries (the "VIE")
Current assets:
Cash and cash equivalents				472,816		930,829
Restricted cash				302,102		192,559
Accounts receivable, net				197,559		286,286
Inventories				32,868		32,571
Advances to suppliers				420,948		60,369
Prepayments and other current assets				211,643		581,825
Amounts due from related parties				5,400		9,900
Total current assets				1,643,336		2,094,339
Investments in equity investees				236,515		272,195
Property and equipment, net				2,396,660		3,545,635
Land use rights, net				953,487		1,077,385
Goodwill				4,157,111		4,157,111
Deferred tax assets				89,954		91,586
Other non-current assets				37,953		70,609
TOTAL ASSETS				9,515,016		11,308,860
Current liabilities:
Short-term bank borrowing				450,000		250,000
Accounts payable				582,271		774,182
Advances from customers				229,704		256,893
Income tax payable				54,774		110,116
Amounts due to related parties				127,471		857,665
Other current liabilities				1,238,191		1,625,089
Total current liabilities				2,682,411		3,873,945
Deferred tax liabilities				98,800		96,582
TOTAL LIABILITIES				2,781,211		¥ 3,970,527
Total revenue		12,866,016		9,788,768	6,086,455
Net Income		5,982,432		4,145,150	1,331,621
Net cash generated from operating activities		1,256,049		1,451,316	2,164,829
Net cash used in investing activities		(703,679)		(1,680,896)	(1,409,746)
Net cash provided by (used in) financing activities		(203,900)		151,056	(65,000)
Net increase (decrease) in cash and cash equivalents		348,470		(78,524)	690,083
Cash, cash equivalents and restricted cash at beginning of year		774,918		853,442	163,359
Cash, cash equivalents and restricted cash at end of year		¥ 1,123,388		¥ 774,918	¥ 853,442
VIE revenues as a percentage to consolidated revenues	98.50%	98.50%	100.00%	100.00%	100.00%
VIE assets as a percentage to consolidated assets	44.00%			41.00%		44.00%
VIE liabilities as a percentage to consolidated liabilities	91.00%			76.00%		91.00%
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges		¥ 726,915
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE						¥ 0